Fair Value Measurements	9 Months Ended
Sep. 30, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements

9. Fair Value Measurements

The following tables present the Company’s assets and liabilities that are measured at fair value on a recurring basis, inclusive of related party (in thousands):

	September 30, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible promissory notes	$-	$-	$47,990	$47,990
Total liabilities, at fair value	$-	$-	$47,990	$47,990

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible promissory notes	$-	$-	$26,243	$26,243
Total liabilities, at fair value	$-	$-	$26,243	$26,243

The following table presents the changes in the convertible promissory notes measured at fair value at September 30, 2023, and December 31, 2022 (in thousands):

Level 3 Rollforward:	Convertible Promissory Notes
Balance, December 31, 2022	26,243
Additions	3,875
Changes in fair value	17,872
Balance, September 30, 2023	$47,990